Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2016.

	Remainder of 2016	2017	2018	2019	2020	Thereafter	Total
		(in thousands)
Vessels under construction	$154,870	$160,620	$—	$—	$—	$—	$315,490
Secured term loan facilities and revolving credit facility	33,214	175,452	125,439	21,428	79,554	99,849	534,936
9% senior unsecured bond issue	—	125,000	—	—	—	—	125,000
Office leases	413	593	477	477	477	597	3,034

Total contractual obligations	$188,497	$461,665	$125,916	$21,905	$80,031	$100,446	$978,460

The Company occupies office space in London with a lease commencing in March 2012, for a period of ten years, with a mutual break clause after five years, and is paying approximately $0.4 million per calendar year. The Company also occupies property in New York paying approximately $0.2 million per year. The lease is for a period of five years ending June 30, 2017.

On December 20, 2013, the Company entered into a contract to construct a 37,300 cubic meter semi-refrigerated ethane capable gas carrier at a purchase price of $77.4 million at Jiangnan for contracted delivery in July 2016 with an option to construct three further ethane-capable vessels for $78.4 million each. This option was exercised in April 2014. These three vessels are scheduled to be delivered between September 2016 and January 2017.

On November 3, 2014, the Company entered into two contracts, each for a 22,000 cubic meter semi-refrigerated liquefied gas carrier, with Hyundai Mipo Dockyard in South Korea at a construction cost of $51.0 million each. The vessels are scheduled to be delivered in January and March 2017, respectively.

On November 11, 2015, the Company entered into a contract to construct a 38,000 cubic meter fully refrigerated liquefied gas carrier, with Hyundai Mipo Dockyard in South Korea at a construction cost of $50.5 million. The vessel is scheduled to be delivered in July 2017.